EQ ADVISORS TRUSTSM

SUPPLEMENT DATED AUGUST 14, 2017 TO THE PROSPECTUS DATED MAY 1, 2017, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated May 1, 2017, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding changes to expense limitation arrangements and to the fee rates payable by certain of the Portfolios of the Trust for management fees and administrative services.

Effective September 1, 2017, the section of the Prospectus entitled “More Information on Fees and Expenses – Management Fees” is amended to include the following information:

The following tables show the contractual rate of the management fees (as a percentage of the Portfolio’s average daily net assets) payable by the Portfolios listed in the tables effective as of September 1, 2017.

Portfolios	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
AXA International Core Managed Volatility	0.600%	0.575%	0.525%	0.500%	0.475%
AXA International Value Managed Volatility	0.600%	0.575%	0.525%	0.500%	0.475%
AXA Large Cap Core Managed Volatility	0.500%	0.475%	0.425%	0.400%	0.375%
AXA Large Cap Growth Managed Volatility	0.500%	0.475%	0.425%	0.400%	0.375%
AXA Large Cap Value Managed Volatility	0.500%	0.475%	0.425%	0.400%	0.375%
AXA Mid Cap Value Managed Volatility	0.550%	0.525%	0.475%	0.450%	0.425%
AXA/AB Small Cap Growth	0.550%	0.500%	0.475%	0.450%	0.425%
AXA/Morgan Stanley Small Cap Growth	0.800%	0.750%	0.725%	0.700%	0.675%
EQ/Emerging Markets Equity PLUS	0.700%	0.650%	0.625%	0.600%	0.575%
EQ/Global Bond PLUS	0.550%	0.530%	0.510%	0.490%	0.480%
EQ/Quality Bond PLUS	0.400%	0.380%	0.360%	0.340%	0.330%
Multimanager Aggressive Equity	0.580%	0.550%	0.525%	0.500%	0.475%
Multimanager Core Bond	0.550%	0.530%	0.510%	0.490%	0.480%
Multimanager Mid Cap Growth	0.800%	0.750%	0.725%	0.700%	0.675%
Multimanager Mid Cap Value	0.800%	0.750%	0.725%	0.700%	0.675%
Multimanager Technology	0.950%	0.900%	0.875%	0.850%	0.825%

Portfolios	First $2 Billion	Next $4 Billion	Thereafter
EQ/Common Stock Index	0.350%	0.300%	0.275%
EQ/Equity 500 Index	0.250%	0.200%	0.175%
EQ/International Equity Index	0.400%	0.350%	0.325%
EQ/Large Cap Growth Index	0.350%	0.300%	0.275%
EQ/Large Cap Value Index	0.350%	0.300%	0.275%
EQ/Mid Cap Index	0.350%	0.300%	0.275%
EQ/Core Bond Index	0.350%	0.300%	0.275%
EQ/Small Company Index	0.250%	0.200%	0.175%
EQ/Intermediate Government Bond Index	0.350%	0.300%	0.275%

Portfolio	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
AXA/AB Short Duration Government Bond	0.450%	0.430%	0.410%	0.390%	0.380%

Portfolios	First $2 Billion	Next $4 Billion	Next $3 Billion	Thereafter
ATM International Managed Volatility	0.450%	0.425%	0.400%	0.350%
ATM Large Cap Managed Volatility	0.450%	0.425%	0.400%	0.350%
ATM Mid Cap Managed Volatility	0.450%	0.425%	0.400%	0.350%
ATM Small Cap Managed Volatility	0.450%	0.425%	0.400%	0.350%
AXA 2000 Managed Volatility	0.450%	0.425%	0.400%	0.350%
AXA 400 Managed Volatility	0.450%	0.425%	0.400%	0.350%
AXA 500 Managed Volatility	0.450%	0.425%	0.400%	0.350%
AXA International Managed Volatility	0.450%	0.425%	0.400%	0.350%

Effective September 1, 2017, the second and third paragraphs in the section of the Prospectus entitled “More Information on Fees and Expenses – Administrative Fees” are deleted in their entirety and replaced with the following:

With respect to the AXA/AB Short Duration Government Bond Portfolio, AXA/ClearBridge Large Cap Growth Portfolio, AXA/Janus Enterprise Portfolio, AXA/Loomis Sayles Growth Portfolio, EQ/BlackRock Basic Value Equity Portfolio, EQ/Capital Guardian Research Portfolio, EQ/Common Stock Index Portfolio, EQ/Core Bond Index Portfolio, EQ/Equity 500 Index Portfolio, EQ/International Equity Index Portfolio, EQ/Intermediate Government Bond Portfolio, EQ/Invesco Comstock Portfolio, EQ/JPMorgan Value Opportunities Portfolio, EQ/Large Cap Growth Index Portfolio, EQ/Large Cap Value Index Portfolio, EQ/MFS International Growth Portfolio, EQ/Mid Cap Index Portfolio, EQ/Money Market Portfolio, EQ/Oppenheimer Global Portfolio, EQ/PIMCO Global Real Return Portfolio, EQ/PIMCO Ultra Short Bond Portfolio, EQ/Small Company Index Portfolio, EQ/T. Rowe Price Growth Stock Portfolio, EQ/UBS Growth and Income Portfolio (together with the 1290 VT DoubleLine Opportunistic Bond Portfolio, 1290 VT Equity Income Portfolio,1290 VT Natural Resources Portfolio, 1290 VT Real Estate Portfolio, 1290 VT SmartBeta Equity Portfolio, 1290 VT Socially Responsible Portfolio, 1290 VT GAMCO Mergers & Acquisitions Portfolio, 1290 VT GAMCO Small Company Value Portfolio, 1290 VT Energy Portfolio, 1290 VT Low Volatility Global Equity Portfolio and 1290 VT DoubleLine Dynamic Allocation Portfolio, which are offered in another prospectus), each, a “Single-Advised Portfolio”, for administrative services, in addition to the management fee, each Single-Advised Portfolio pays FMG LLC its proportionate share of an asset-based administration fee for the Single-Advised Portfolios, subject to a minimum annual fee of $30,000 per portfolio. The table below shows the Single-Advised Portfolios’ asset-based administration fee rates based on aggregate average daily net assets of the Single-Advised Portfolios:

0.100% of the first $30 billion;
0.0975% of the next $10 billion;
0.0950% of the next $5 billion; and
0.0900% thereafter

With respect to AXA Global Equity Managed Volatility Portfolio, AXA International Core Managed Volatility Portfolio, AXA International Value Managed Volatility Portfolio, AXA Large Cap Core Managed Volatility Portfolio, AXA Large Cap Growth Managed Volatility Portfolio, AXA Large Cap Value Managed Volatility Portfolio, AXA Mid Cap Value Managed Volatility Portfolio, AXA/AB Small Cap Growth Portfolio, AXA/Franklin Balanced Managed Volatility Portfolio, AXA/Franklin Small Cap Value Managed Volatility Portfolio, AXA/Morgan Stanley Small Cap Growth Portfolio, AXA/Mutual Large Cap Equity Managed Volatility Portfolio, AXA/Templeton Global Equity Managed Volatility Portfolio, EQ/Emerging Markets Equity PLUS Portfolio, EQ/Global Bond PLUS Portfolio, EQ/Quality Bond PLUS Portfolio, Multimanager Aggressive Equity Portfolio, Multimanager Core Bond Portfolio, Multimanager Mid Cap Growth Portfolio, Multimanager Mid Cap Value Portfolio, and Multimanager Technology Portfolio (together with 1290 VT Small Cap Value Portfolio, 1290 VT Micro Cap Portfolio, 1290 VT Convertible Securities Portfolio and 1290 VT

High Yield Bond Portfolio, which are offered in another prospectus), each a “Hybrid Portfolio,” and the AXA/AB Dynamic Growth Portfolio, AXA/AB Dynamic Moderate Growth Portfolio, AXA/Goldman Sachs Strategic Allocation Portfolio, AXA/Invesco Strategic Allocation Portfolio, AXA/Legg Mason Strategic Allocation Portfolio, and the ATM Portfolios (the “ATM Portfolios” are ATM International Managed Volatility Portfolio, ATM Large Cap Managed Volatility Portfolio, ATM Mid Cap Managed Volatility Portfolio, ATM Small Cap Managed Volatility Portfolio, AXA 2000 Managed Volatility Portfolio, AXA 400 Managed Volatility Portfolio, AXA 500 Managed Volatility Portfolio and AXA International Managed Volatility Portfolio), for administrative services, in addition to the management fee, each of the Portfolios pays FMG LLC its proportionate share of an asset-based administration fee, subject to a minimum annual fee of $32,500 per portfolio. The table below shows the Portfolios’ asset-based administration fee rates based on aggregate average daily net assets of each of the Portfolios:

0.150% of the first $25 billion;
0.110% of the next $10 billion;
0.100% of the next $5 billion;
0.0950% of the next $5 billion; and
0.0900% thereafter

Effective September 1, 2017, the section of the Prospectus entitled “Management Information Fees and Expenses” is revised to include the following information:

Voluntary Expense Limitation

The Adviser has voluntarily agreed to make payments or waive all or a portion of its management, administrative and other fees to limit the expenses of the Portfolios listed below so that the annual operating expenses of each Portfolio (other than interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses on securities sold short, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of each Portfolio’s business) as a percentage of average daily net assets do not exceed the following respective expense ratios:

Voluntary Expense Limitation Provisions*

	Total Expenses Limited to (% of average daily net assets)
Portfolios	Class IA Shares	Class IB Shares	Class K Shares
AXA/Goldman Sachs Strategic Allocation**	N/A	1.20%	0.95%
AXA/Invesco Strategic Allocation**	N/A	1.20%	0.95%
AXA/Legg Mason Strategic Allocation**	N/A	1.20%	0.95%
EQ/T. Rowe Price Growth	1.00%	1.00%	0.75%

*	Voluntary waivers may be reduced or discontinued at any time without notice.
**	For purposes of calculating the maximum annual operating expense limit, acquired fund fees and expenses are included in annual operating expenses.